Derivatives and Hedge Accounting Activities (Fair Value of Derivatives) (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017
Derivatives Fair Value [Line Items]
Derivative Asset		$ 294		$ 307
Derivative Liabilities		279		284
Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		93		166
Derivative Liabilities		103		66
Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		31		33
Derivative Liabilities		19		8
Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	223		169
Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		209		163
Current Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		14		6
Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[2]	63		75
Current Assets | Virginia Electric and Power Company | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		60		75
Current Assets | Virginia Electric and Power Company | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		3
Current Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[3]	5
Current Assets | Dominion Energy Gas Holdings, LLC | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		3
Current Assets | Dominion Energy Gas Holdings, LLC | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		2
Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	71		138
Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		41		95
Noncurrent Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		4		11
Noncurrent Assets | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		26		32
Noncurrent Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[5]	30		91
Noncurrent Assets | Virginia Electric and Power Company | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		30		91
Noncurrent Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[6]	26		33
Noncurrent Assets | Dominion Energy Gas Holdings, LLC | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset				1
Noncurrent Assets | Dominion Energy Gas Holdings, LLC | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		26		32
Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	157		250
Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		129		195
Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		26		53
Current Liabilities | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities		2		2
Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	25		53
Current Liabilities | Virginia Electric and Power Company | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		15		9
Current Liabilities | Virginia Electric and Power Company | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		10		44
Current Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		11	[9]	8	[10]
Current Liabilities | Dominion Energy Gas Holdings, LLC | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities				6
Current Liabilities | Dominion Energy Gas Holdings, LLC | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		9
Current Liabilities | Dominion Energy Gas Holdings, LLC | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities		2		2
Noncurrent Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[11]	122		34
Noncurrent Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		6		2
Noncurrent Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		116		32
Noncurrent Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[12]	78		13
Noncurrent Liabilities | Virginia Electric and Power Company | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		78		13
Noncurrent Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[13]	8
Noncurrent Liabilities | Dominion Energy Gas Holdings, LLC | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		8
Designated as Hedging Instrument
Derivatives Fair Value [Line Items]
Derivative Asset		105		54
Derivative Liabilities		166		191
Designated as Hedging Instrument | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		3
Derivative Liabilities		88		57
Designated as Hedging Instrument | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		31		33
Derivative Liabilities		19		8
Designated as Hedging Instrument | Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	69		11
Designated as Hedging Instrument | Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		55		5
Designated as Hedging Instrument | Current Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		14		6
Designated as Hedging Instrument | Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[2]	3
Designated as Hedging Instrument | Current Assets | Virginia Electric and Power Company | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		3
Designated as Hedging Instrument | Current Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[3]	5
Designated as Hedging Instrument | Current Assets | Dominion Energy Gas Holdings, LLC | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		3
Designated as Hedging Instrument | Current Assets | Dominion Energy Gas Holdings, LLC | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		2
Designated as Hedging Instrument | Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	36		43
Designated as Hedging Instrument | Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		6
Designated as Hedging Instrument | Noncurrent Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		4		11
Designated as Hedging Instrument | Noncurrent Assets | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		26		32
Designated as Hedging Instrument | Noncurrent Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[6]	26		33
Designated as Hedging Instrument | Noncurrent Assets | Dominion Energy Gas Holdings, LLC | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset				1
Designated as Hedging Instrument | Noncurrent Assets | Dominion Energy Gas Holdings, LLC | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		26		32
Designated as Hedging Instrument | Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	45		158
Designated as Hedging Instrument | Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		17		103
Designated as Hedging Instrument | Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		26		53
Designated as Hedging Instrument | Current Liabilities | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities		2		2
Designated as Hedging Instrument | Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	10		44
Designated as Hedging Instrument | Current Liabilities | Virginia Electric and Power Company | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		10		44
Designated as Hedging Instrument | Current Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		11	[9]	8	[10]
Designated as Hedging Instrument | Current Liabilities | Dominion Energy Gas Holdings, LLC | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities				6
Designated as Hedging Instrument | Current Liabilities | Dominion Energy Gas Holdings, LLC | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		9
Designated as Hedging Instrument | Current Liabilities | Dominion Energy Gas Holdings, LLC | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities		2		2
Designated as Hedging Instrument | Noncurrent Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[11]	121		33
Designated as Hedging Instrument | Noncurrent Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		5		1
Designated as Hedging Instrument | Noncurrent Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		116		32
Designated as Hedging Instrument | Noncurrent Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[12]	78		13
Designated as Hedging Instrument | Noncurrent Liabilities | Virginia Electric and Power Company | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		78		13
Designated as Hedging Instrument | Noncurrent Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[13]	8
Designated as Hedging Instrument | Noncurrent Liabilities | Dominion Energy Gas Holdings, LLC | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		8
Fair Value - Derivatives not under Hedge Accounting
Derivatives Fair Value [Line Items]
Derivative Asset		189		253
Derivative Liabilities		113		93
Fair Value - Derivatives not under Hedge Accounting | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		90		166
Derivative Liabilities		15		9
Fair Value - Derivatives not under Hedge Accounting | Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	154		158
Fair Value - Derivatives not under Hedge Accounting | Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		154		158
Fair Value - Derivatives not under Hedge Accounting | Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[2]	60		75
Fair Value - Derivatives not under Hedge Accounting | Current Assets | Virginia Electric and Power Company | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		60		75
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	35		95
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		35		95
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[5]	30		91
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets | Virginia Electric and Power Company | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		30		91
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	112		92
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		112		92
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	15		9
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Virginia Electric and Power Company | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		15		9
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[11]	1		1
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		$ 1		$ 1

[1]	Current derivative assets are presented in other current assets in Dominion Energy’s Consolidated Balance Sheets.
[2]	Current derivative assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
[3]	Current derivative assets include $2 million in other current assets, with the remainder recorded in current assets of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets.
[4]	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy’s Consolidated Balance Sheets.
[5]	Noncurrent derivative assets are presented in other deferred charges and other assets in Virginia Power’s Consolidated Balance Sheets.
[6]	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[7]	Current derivative liabilities are presented in other current liabilities in Dominion Energy’s Consolidated Balance Sheets.
[8]	Current derivative liabilities are presented in other current liabilities in Virginia Power’s Consolidated Balance Sheets.
[9]	Current derivative liabilities are presented in other current liabilities and current liabilities of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets.
[10]	Current derivative liabilities include $2 million in other current liabilities, with the remainder recorded in current liabilities of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets.
[11]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy’s Consolidated Balance Sheets.
[12]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Virginia Power’s Consolidated Balance Sheets.
[13]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.